Going Concern (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
ORGANIZATION AND DESCRIPTION OF BUSINESS
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (3,921,574)	$ (5,078,909)	$ (8,965,800)	$ (45,592,956)	$ (49,103,047)	$ (24,557,936)	$ (60,721,832)	$ (69,687,632)
Net cash used in operating activities			(6,009,619)	(7,392,342)	(9,943,307)	(7,500,568)	(11,905,766)	(17,915,385)
Income (Loss) from Continuing Operations Attributable to Parent							$ 82,000,000	$ (95,000,000)